Income Tax - Income Tax Benefit (Expense) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
The Netherlands Taxes - current	$ (2)	$ 5
Foreign taxes - current	(69)	(43)	$ (50)
Total current taxes	(71)	(38)	(50)
The Netherlands Taxes - deferred	0	0	0
Foreign taxes - deferred	40	59	73
Total deferred taxes	40	59	73
Income tax benefit (expense)	$ (31)	$ 21	$ 23
Effective tax rate	15.00%	(24.00%)	(21.00%)